Note 14 - Financial Instruments - Contractual Net Interest Payments (Details) $ in Thousands	Mar. 31, 2019 CAD ($)
Not later than one year [member]
Statement Line Items [Line Items]
Interest payments	$ 40,765
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Interest payments	80,234
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Interest payments	40,600
Later than five years [member]
Statement Line Items [Line Items]
Interest payments